Income Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax [Abstract]
Income tax	$ 25,079	$ 46,979
Profit (loss) before income tax	$ 83,246	$ 115,359